Authorization for the issuance of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Authorization for the issuance of the consolidated financial statements
Authorization for the issuance of the consolidated financial statements

30.         Authorization for the issuance of the consolidated financial statements

The Company’s consolidated financial statements were authorized for issuance on April 30, 2019, by the Chief Executive Officer, Ricardo Dueñas Espriu, consequently do not reflect the events occurred after that date, and are subject to the approval of the General Ordinary Shareholders’ Meeting of the Company, where they may be modified based on provisions set forth by the Mexican General Corporations Law.